Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials, components and sub-assemblies	$ 184	$ 165
Work in process	98	106
Finished goods	107	59
Total	$ 389	$ 330